ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2021
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
17.	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The changes in accumulated other comprehensive income (loss) by component, net of tax of nil, are as follows:

	Unrealized fair value gain (loss) on available- for-sale investments	Foreign currency translation	Total
	$	$	$

Balance as of January 1, 2019	18,269	(3,070)	15,199
Current year other comprehensive (loss) income	(12,869)	3,119	(9,750)
Balance as of December 31, 2019	5,400	49	5,449
Current year other comprehensive (loss) income	(4,419)	3,603	(816)
Transactions with non-controlling interest	–	48	48
Balance as of December 31, 2020	981	3,700	4,681
Current year other comprehensive loss	(1,278)	(32,263)	(33,541)
Transactions with non-controlling interest	–	341	341
Balance as of December 31, 2021	(297)	(28,222)	(28,519)